TIME DEPOSITS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]
NOTE 10	TIME DEPOSITS

At December 31, 2011, scheduled maturities of time deposits (in thousands) were as follows:

2012	$44,974
2013	28,741
2014	10,968
2015	6,072
2016	4,128
2017 and thereafter	3,619
$98,502